Share-based compensation Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
Accounting Policy
Share-based payments
ASML has share based-payment plans for the company’s employees. These plans consist of performance plans including services and service only plans. The performance plans contain 70% non-market based elements and a 30% market based element. The fair value of the market based element of the performance plans (30% Total Shareholder Return as compared to a specific peer group) is measured at the grant date incorporating the expected vesting and expected value at vesting, using a tailored Monte Carlo simulation model. The fair value of the non-market based element of the performance plans (ROAIC (40%), rating in technology index (20%) and sustainability (10%)) and the service plans (being service over specified period of time) is measured at the grant date at the share price less present value of expected dividends during the vesting period, as participants are not entitled to dividends payable and voting rights during the vesting period. The likelihood of the conditions being met for service and non-market performance plans is assessed as part of the company’s best estimate of the number of equity instruments that will ultimately vest.
Participants are entitled to a conditional grant of company shares upon awarding. Performance plans are subject to cliff vesting and are accounted for on a straight line basis. Service only plans are subject to graded vesting. Each installment of the plan is therefore accounted as a separate grant with a separate fair value. This means that each installment will be separately measured and attributed to expense over the related vesting period. Expenses for the market based element are recognized during vesting at a fixed vesting level (as the vesting expectation is incorporated in the fair value) provided that all other performance conditions are met. Expenses for the non-market based elements and service plans are recognized during vesting at expected vesting levels, which are updated during vesting period as necessary, with a final update/adjustment at vesting date. All share based remuneration expenses are recognized as personnel expense, with a corresponding entry in equity, during the vesting period of the award. Share based remuneration expenses are included in the same income statement line or lines in the functional grouped consolidated statement of operations as the compensation paid to the employees receiving the stock-based awards.
Share-based compensation
The General Meeting approved the adoption of the most recent remuneration Policy for the Board of Management and the number of shares to be issued. The most recent remuneration policy includes the target and maximum levels of the LTI plans, the performance measures and pay-out zone percentages. The General Meeting also approved the restrictions and limits to the Board of Management for issuance/granting of ordinary shares, limits for restricting or excluding the preemption rights accruing to shareholder and the restrictions and limits to the Board of Management for repurchasing ordinary shares on behalf of the company.
Employee Umbrella Share Plan
The Employee Umbrella Share Plan, effective as of January 1, 2014 covers all employees. All grants under the Employee Umbrella Share Plan typically have a 3-year vesting period and are subject to the above mentioned performance or service criteria.
The assumptions for the calculation of the fair value of shares, which include a market based performance element (Total Shareholder Return) are set out in the following table:

Year ended December 31	2017	2018	2019

Share price in € at grant date	114.1	166.9	199.5
Expected volatility ASML	27.1%	26.1%	29.8%
Expected volatility PHLX index	21.6%	21.3%	24.8%
Vesting period	2.9 years	2.9 years	2.5 years
Dividend yield	1.1%	0.8%	1.1%
Risk free interest rate (Eurozone)	(0.6)%	(0.4)%	(0.8)%
Risk free interest rate (US)	1.5%	2.2%	1.8%

Expenses for share plans were as follows:

Year ended December 31	2017	2018	2019
(in millions, except weighted average period)	€	€	€

Total compensation expenses incurred for share based remuneration (including share-based payments to the BoM)	53.1	46.3	74.6
The tax benefit (excluding excess tax benefits) recognized related to the recognized share-based compensation costs in the US	8.7	5.6	5.9
Total compensation expenses to be incurred for share based remuneration (including share-based payments to the BoM) in future periods	78.5	94.2	95.8
Weighted average period in which compensation expenses (including share-based payments to the BoM) are expected to be recognized	1.8 years	1.7 years	1.6 years

Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2017	2018	2019	2017	2018	2019

Total fair value at vesting date of shares vested during the year (in millions)	49.9	46.4	58.7	53.3	61.6	54.9
Weighted average fair value of shares granted	125.16	161.63	190.33	130.77	187.98	206.90

A summary of the status of conditionally outstanding shares as of December 31, 2019, and changes during the year ended December 31, 2019, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (€)	Number of shares	Weighted average fair value at grant date (USD)

Conditional shares outstanding at January 1, 2019	720,827	120.73	661,182	146.78
Granted	315,578	190.33	255,885	206.90
Vested	(304,322)	116.82	(282,971)	138.04
Forfeited	(50,054)	96.74	(55,597)	138.43
Conditional shares outstanding at December 31, 2019	682,029	157.48	578,499	179.22

Option plans
The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro denominated European government agency bond with high credit ratings and with a life equal to the expected life of the equity settled share-based payments. Our option plans typically vest over a 3-year service period with any unexercised stock options expiring 10 years after the grant date. Options granted have fixed exercise prices equal to the closing price of our shares listed at Euronext Amsterdam on grant date. As of 2017 we no longer grant options to our employees and all options issued are vested. We therefore no longer disclose the assumptions of the options since there are no changes compared to the Integrated Report 2018. Issuance of shares upon exercising the stock options are deducted from the treasury shares. The purchase of shares against the exercise price is settled with the employees involved through deductions on their salary.
Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2017	2018	2019	2017	2018	2019

Weighted average share price at the exercise date of stock options	132.67	169.68	201.52	148.48	201.01	225.70
Aggregate intrinsic value of stock options exercised (in millions)	12.5	13.6	4.3	4.8	7.6	2.3
Weighted average remaining contractual term of currently exercisable options (in years)	3.80	4.76	4.16	4.49	5.20	4.40
Aggregate intrinsic value of exercisable stock options (in millions)	21.0	8.9	17.7	13.1	5.2	11.8
Aggregate intrinsic value of outstanding stock options (in millions)	21.2	9.0	17.7	13.2	5.2	11.8

The number and weighted average exercise prices of stock options as of December 31, 2019, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, January 1, 2019	116,692	60.49	70,299	81.43
Granted	—	—	—	—
Exercised	(27,952)	46.90	(14,750)	72.86
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding, December 31, 2019	88,740	64.80	55,549	83.71
Exercisable, December 31, 2019	88,740	64.80	55,549	83.71

Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (€)	Number of outstanding options at December 31, 2019	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2019	Weighted average remaining contractual life of outstanding options (years)

20 - 25	7,260	0.79	20 - 25	—	0.00
25 - 40	8,060	1.72	25 - 40	6,518	1.10
40 - 50	9,290	2.80	40 - 50	562	1.80
50 - 60	7,273	3.97	50 - 60	2,869	2.70
60 - 70	15,318	3.93	60 - 70	423	3.10
70 - 80	14,115	5.38	70 - 80	1,059	3.30
80 - 90	13,625	5.85	80 - 90	12,449	4.80
90 - 100	13,799	5.69	90 - 100	21,957	5.00
100 - 110	—	0.00	100 - 110	9,712	5.70
Total	88,740	4.16	Total	55,549	4.40

Employee purchase plan
Every quarter, we offer our worldwide payroll employees the opportunity to buy our shares against fair value using their net salary. The Board of Management is excluded from participation in this plan. The fair value for shares is based on the closing price of our shares listed at Euronext Amsterdam on grant date. The maximum net amount for which employees can participate in the plan amounts to 10.0% of their annual gross base salary. When employees retain the shares for a minimum of 12 months, we will pay out a 20.0% cash bonus on the initial participation amount.